ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES

11. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Business tax, VAT and others	105,216	90,944
Accrued payroll and welfare	71,665	84,547
Current portion of consideration payable for acquisitions	54,762	15,270
Payable balance with indemnity by Xihua Group (Note 5(ii))	49,800	49,800
Accrual for rental	35,128	38,688
Professional service fees payable	21,815	21,824
Amounts due to cooperating partners	9,982	16,908
Payable to Zhenjiang Foreign Language School (Note 5(iv))	34,603	36,770
Receipt in advance (Note i)	14,468	32,601
Payable arising from the cancellation of an agreement (Note ii)	14,440	—
Due to former owners (Note iii)	—	2,856
Others	37,394	37,427
Total	449,273	427,635

(Note i) As of December 31, 2012, the deposits from 21st School amounting to RMB 6,911 was included in payments in advance.

(Note ii) In relation to cancellation of an agreement with Guangzhou Modern Olympic Training School, which was settled during the year ended December 31, 2012.

(Note iii)  The balance included the amounts due to former owners of subsidiaries who were no longer classified as the Group’s related parties (See Note 23).